CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member]		Treasury shares [Member]	Total
Balance at Dec. 31, 2013	$ 364	$ 138,757		$ 122,798	$ 3,680	[1]		$ 265,599
Balance, shares at Dec. 31, 2013	34,739,315
Other comprehensive income (loss)					(4,214)	[1]		(4,214)
Net income				78,439				78,439
Equity-based compensation expense related to employees		1,212						1,212
Cashless exercise of options	$ 5	(5)
Cashless exercise of options, shares	392,812
Dividend				(20,025)				(20,025)
Balance at Dec. 31, 2014	$ 369	139,964		181,212	(534)	[1]		321,011
Balance, shares at Dec. 31, 2014	35,132,127
Other comprehensive income (loss)					(1,358)	[1]		(1,358)
Net income				77,766				77,766
Equity-based compensation expense related to employees		2,802						2,802
Cashless exercise of options	$ 1	(1)
Cashless exercise of options, shares	162,628
Balance at Dec. 31, 2015	$ 370	142,765		258,978	(1,892)	[1]		400,221
Balance, shares at Dec. 31, 2015	35,294,755
Other comprehensive income (loss)					742	[1]		742
Net income				74,596				74,596
Equity-based compensation expense related to employees		3,506	[2]					3,506
Compensation paid by a shareholder		266	[3]					266	[3]
Purchase of treasury shares							(39,430)	(39,430)
Purchase of treasury shares, shares	(1,103,096)
Adjustment to redemption value of the non-controlling interest				(2,248)				(2,248)
Cashless exercise of options	$ 1	(1)
Cashless exercise of options, shares	129,914
Balance at Dec. 31, 2016	$ 371	$ 146,536		$ 331,326	$ (1,150)	[1]	$ (39,430)	$ 437,653
Balance, shares at Dec. 31, 2016	34,321,573

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	See also note 12.
[3]	A bonus paid by the Company's shareholder to its employees.